Accounts payables and accrued liabilities (Tables)	12 Months Ended
Mar. 29, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	March 29, 2020	March 31, 2019
	$	$
Trade payables	52.6	46.5
Accrued liabilities	51.3	37.1
Employee benefits	12.1	22.3
Other payables	20.8	4.5
Accounts payable and accrued liabilities	136.8	110.4